Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000012133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 20,605	$ 20,605	$ 20,605	$ 18,370	$ 15,901	$ 18,205	$ 16,097	$ 14,208	$ 12,039	$ 12,214	$ 10,843	$ 10,235	$ 10,000
Average Annual Return, Percent	12.17%	7.72%	7.50%
C000012135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 33,936	$ 33,936	$ 33,936	27,420	21,652	26,750	21,084	17,414	13,246	13,940	11,389	10,168	10,000
Average Annual Return, Percent	23.76%	14.27%	13.00%
C000012136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 17,017,240	$ 17,017,240	$ 17,017,240	13,744,622	10,850,817	13,402,150	10,560,073	8,721,363	6,631,585	6,976,990	5,698,548	5,085,403	5,000,000
Average Annual Return, Percent	23.81%	14.30%	13.03%
C000012142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 23,421	$ 23,421	$ 23,421	21,564	18,598	22,179	17,453	15,716	12,748	13,951	12,340	9,815	10,000
Average Annual Return, Percent	8.61%	8.31%	8.88%
C000012143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,747,645	$ 11,747,645	$ 11,747,645	10,813,170	9,322,642	11,114,541	8,743,948	7,870,347	6,383,062	6,982,728	6,175,271	4,909,754	5,000,000
Average Annual Return, Percent	8.64%	8.34%	8.92%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	$ 12,494	$ 12,494	12,364	11,620	12,703	12,513	11,893	11,060	10,920	10,356	10,330	10,000
Average Annual Return, Percent	1.05%	0.99%	2.25%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,405	$ 32,405	$ 32,405	26,160	20,752	25,788	20,523	16,990	12,979	13,705	11,312	10,044	10,000
Average Annual Return, Percent	23.88%	13.78%	12.48%
Tax Managed Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Managed Balanced Composite Index
Account Value	$ 21,093	$ 21,093	$ 21,093	18,780	16,238	18,482	16,329	14,304	12,068	12,226	10,844	10,219	10,000
Average Annual Return, Percent	12.32%	8.08%	7.75%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%	14.28%	12.87%
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Account Value	$ 23,579	$ 23,579	$ 23,579	$ 21,692	$ 18,692	$ 22,278	$ 17,567	$ 15,785	$ 12,856	$ 14,048	$ 12,406	$ 9,803	$ 10,000
Average Annual Return, Percent	8.70%	8.36%	8.96%